GUARANTOR AND NON-GUARANTOR SUPPLEMENTAL FINANCIAL INFORMATION	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Text Block [Abstract]
GUARANTOR AND NON-GUARANTOR SUPPLEMENTAL FINANCIAL INFORMATION

NOTE 17—GUARANTOR AND NON-GUARANTOR SUPPLEMENTAL FINANCIAL INFORMATION

The Senior Secured Notes due 2019 and the Senior Notes due 2020 were issued by APX. The Senior Secured Notes due 2019 and the Senior Notes due 2020 are fully and unconditionally guaranteed, jointly and severally by APX Group Holdings, Inc. (“Parent Guarantor”) and each of APX’s existing and future material wholly-owned U.S. restricted subsidiaries. APX’s existing and future foreign subsidiaries are not expected to guarantee the Notes.

Presented below is the condensed consolidating financial information of APX, subsidiaries of APX that are guarantors (the “Guarantor Subsidiaries”), and APX’s subsidiaries that are not guarantors (the “Non-Guarantor Subsidiaries”) as of September 30, 2014 and December 31, 2013 and for the nine months ended September 30, 2014 and 2013. The unaudited condensed consolidating financial information reflects the investments of APX in the Guarantor Subsidiaries and the Non-Guarantor Subsidiaries using the equity method of accounting.

Supplemental Condensed Consolidating Balance Sheet

September 30, 2014

(In thousands)

(unaudited)

	Parent	APX Group, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets	$—	$29,821	$172,094	$31,551	$(40,142)	$193,324
Property and equipment, net	—	—	51,283	594	—	51,877
Subscriber acquisition costs, net	—	—	483,723	47,257	—	530,980
Deferred financing costs, net	—	54,602	—	—	—	54,602
Investment in subsidiaries	261,597	2,087,261	—	—	(2,348,858)	—
Intercompany receivable	—	—	59,324	—	(59,324)	—
Intangible assets, net	—	—	677,141	63,105	—	740,246
Goodwill	—	—	811,947	30,718	—	842,665
Restricted cash	—	—	14,214	—	—	14,214
Long-term investments and other assets	—	—	9,858	16	—	9,874

Total Assets	$261,597	$2,171,684	$2,279,584	$173,241	$(2,448,324)	$2,437,782

Liabilities and Stockholders’ Equity
Current liabilities	$—	$46,781	$193,642	$52,231	$(40,142)	$252,512
Intercompany payable	—	—	—	59,324	(59,324)	—
Notes payable and revolving line of credit, net of current portion	—	1,863,413	—	—	—	1,863,413
Capital lease obligations, net of current portion	—	—	8,950	11	—	8,961
Deferred revenue, net of current portion	—	—	29,149	3,145	—	32,294
Other long-term obligations	—	—	8,742	379	—	9,121
Deferred income tax liability	—	(107)	1,396	8,595	—	9,884
Total equity	261,597	261,597	2,037,705	49,556	(2,348,858)	261,597

Total liabilities and stockholders’ equity	$261,597	$2,171,684	$2,279,584	$173,241	$(2,448,324)	$2,437,782

Supplemental Condensed Consolidating Balance Sheet

December 31, 2013

(In thousands)

(unaudited)

	Parent	APX Group, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets	$—	$249,209	$89,768	$7,163	$(24,137)	$322,003
Property and equipment, net	—	—	35,218	600	—	35,818
Subscriber acquisition costs, net	—	—	262,064	26,252	—	288,316
Deferred financing costs, net	—	59,375	—	—	—	59,375
Investment in subsidiaries	490,243	1,953,465	—	—	(2,443,708)	—
Intercompany receivable	—	—	44,658	—	(44,658)	—
Intangible assets, net	—	—	764,296	76,418	—	840,714
Goodwill	—	—	804,041	32,277	—	836,318
Restricted cash	—	—	14,214	—	—	14,214
Long-term investments and other assets	—	(302)	27,954	24	—	27,676

Total Assets	$490,243	$2,261,747	$2,042,213	$142,734	$(2,512,503)	$2,424,434

Liabilities and Stockholders’ Equity
Current liabilities	$—	$9,561	$117,544	$31,254	$(24,137)	$134,222
Intercompany payable	—	—	—	44,658	(44,658)	—
Notes payable and revolving line of credit, net of current portion	—	1,762,049	—	—	—	1,762,049
Capital lease obligations, net of current portion	—	—	6,268	—	—	6,268
Deferred revenue, net of current portion	—	—	16,676	1,857	—	18,533
Other long-term obligations	—	—	3,559	346	—	3,905
Deferred income tax liability	—	(106)	289	9,031	—	9,214
Total equity	490,243	490,243	1,897,877	55,588	(2,443,708)	490,243

Total liabilities and stockholders’ equity	$490,243	$2,261,747	$2,042,213	$142,734	$(2,512,503)	$2,424,434

Condensed Consolidating Statements of Operations and Comprehensive Loss

For the Nine Months Ended September 30, 2014

(In thousands)

(unaudited)

	Parent	APX Group, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenues	$—	$—	$387,985	$25,623	$(2,360)	$411,248
Costs and expenses	—	—	450,099	28,582	(2,360)	476,321

Loss from operations	—	—	(62,114)	(2,959)	—	(65,073)
Loss from subsidiaries	(173,015)	(64,774)	—	—	237,789	—
Other income (expense), net	50,000	(108,207)	(24)	(30)	(50,000)	(108,261)

Loss before income tax expenses	(123,015)	(172,981)	(62,138)	(2,989)	187,789	(173,334)
Income tax expense	—	34	(809)	456	—	(319)

Net loss	$(123,015)	$(173,015)	$(61,329)	$(3,445)	$187,789	$(173,015)

Other comprehensive income, net of tax effects:
Net loss	$(123,015)	$(173,015)	$(61,329)	$(3,445)	$187,789	$(173,015)
Foreign currency translation adjustment	—	(6,994)	(4,408)	(2,586)	6,994	(6,994)

Total other comprehensive loss	—	(6,994)	(4,408)	(2,586)	6,994	(6,994)

Comprehensive loss	$(123,015)	$(180,009)	$(65,737)	$(6,031)	$194,783	$(180,009)

Condensed Consolidating Statements of Operations and Comprehensive Loss

For the Nine Months Ended September 30, 2013

(In thousands)

(unaudited)

	Parent	APX Group, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenues	$—	$—	$350,358	$20,103	$(2,264)	$368,197
Costs and expenses	—	—	387,796	23,075	(2,264)	408,607

Loss from operations	—	—	(37,438)	(2,972)	—	(40,410)
Loss from subsidiaries	(87,341)	(51,671)	—	—	139,012	—
Other expense, net	60,000	(35,670)	405	(68)	(60,000)	(35,333)

Loss before income tax expenses	(27,341)	(87,341)	(37,033)	(3,040)	79,012	(75,743)
Income tax expense (benefit)	—	—	12,447	(849)	—	11,598

Net loss	$(27,341)	$(87,341)	$(49,480)	$(2,191)	$79,012	$(87,341)

Other comprehensive loss, net of tax effects:
Net loss	$(27,341)	$(87,341)	$(49,480)	$(2,191)	$79,012	$(87,341)
Foreign currency translation adjustment	—	(3,981)	(1,959)	(2,022)	3,981	(3,981)

Total other comprehensive loss	—	(3,981)	(1,959)	(2,022)	3,981	(3,981)

Comprehensive loss	$(27,341)	$(91,322)	$(51,439)	$(4,213)	$82,993	$(91,322)

Supplemental Condensed Consolidating Statements of Cash Flows

For the Nine Months Ended September 30, 2014

(In thousands)

(unaudited)

	Parent	APX Group, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net cash provided by (used in) operating activities	$50,000	$(1,725)	$56,833	$36,548	$(50,000)	$91,656
Cash flows from investing activities:
Subscriber contract costs	—	—	(258,407)	(26,505)	—	(284,912)
Capital expenditures	—	—	(19,668)	(188)	—	(19,856)
Investment in subsidiary	—	(266,649)	—	—	266,649	—
Acquisition of intangible assets	—	—	(6,421)	—	—	(6,421)
Net cash used in acquisition	—	—	(18,500)	—	—	(18,500)
Investment in marketable securities	—	(60,000)	—	—	—	(60,000)
Proceeds from marketable securities	—	60,069	—	—	—	60,069
Investment in convertible note	—	—	(3,000)	—	—	(3,000)
Other assets	—	—	(99)	7	—	(92)

Net cash used in investing activities	—	(266,580)	(306,095)	(26,686)	266,649	(332,712)
Cash flows from financing activities:
Proceeds from issuance of notes	—	102,000	—	—	—	102,000
Intercompany receivable	—	—	(14,666)	—	14,666	—
Intercompany payable	—	—	266,649	14,666	(281,315)	—
Proceeds from contract sales	—	—	2,261	—	—	2,261
Change in restricted cash	—	—	161	—	—	161
Repayments of capital lease obligations	—	—	(4,526)	(2)	—	(4,528)
Deferred financing costs	—	(2,782)	—	—	—	(2,782)
Payment of dividends	(50,000)	(50,000)	—	—	50,000	(50,000)

Net cash (used in) provided by financing activities	(50,000)	49,218	249,879	14,664	(216,649)	47,112
Effect of exchange rate changes on cash	—	—	—	(775)	—	(775)

Net (decrease) increase in cash	—	(219,087)	617	23,751	—	(194,719)
Cash:
Beginning of period	—	248,908	8,291	4,706	—	261,905

End of period	$—	$29,821	$8,908	$28,457	$—	$67,186

Supplemental Condensed Consolidating Statements of Cash Flows

For the Nine Months Ended September 30, 2013

(In thousands)

(unaudited)

	Parent	APX Group, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net cash provided by (used in) operating activities	$60,000	$(115)	$105,177	$34,609	$(60,000)	$139,671
Cash flows from investing activities:
Subscriber contract costs	—	—	(240,678)	(26,554)	—	(267,232)
Capital expenditures	—	—	(5,764)	(24)	—	(5,788)
Proceeds from the sale of subsidiary	—	144,750	—	—	—	144,750
Investment in subsidiary	—	(178,077)	—	—	178,077	—
Proceeds from the sale of capital assets	—	—	9	—	—	9
Net cash used in acquisition	—	—	(4,272)	—	—	(4,272)
Other assets	—	—	(8,192)	3	—	(8,189)

Net cash used in investing activities	—	(33,327)	(258,897)	(26,575)	178,077	(140,722)
Cash flows from financing activities:
Proceeds from note payable	—	203,500	—	—	—	203,500
Intercompany receivable	—	—	(9,451)	—	9,451	—
Intercompany payable	—	—	178,077	9,451	(187,528)	—
Repayments of revolving line of credit	—	(50,500)	—	—	—	(50,500)
Borrowings from revolving line of credit	—	22,500	—	—	—	22,500
Repayments of capital lease obligations	—	—	(5,208)	—	—	(5,208)
Deferred financing costs		(5,429)	—	—	—	(5,429)
Payment of dividends	(60,000)	(60,000)	—	—	60,000	(60,000)

Net cash (used in) provided by financing activities	(60,000)	110,071	163,418	9,451	(118,077)	104,863
Effect of exchange rate changes on cash	—	—	—	(169)	—	(169)

Net increase in cash	—	76,629	9,698	17,316	—	103,643
Cash:
Beginning of period	—	399	4,188	3,503	—	8,090

End of period	$—	$77,028	$13,886	$20,819	$—	$111,733

NOTE 18—GUARANTOR AND NON-GUARANTOR SUPPLEMENTAL FINANCIAL INFORMATION

The Senior Secured Notes due 2019 and the Senior Notes due 2020 were issued by APX. The Senior Secured Notes due 2019 and the Senior Notes due 2020 are fully and unconditionally guaranteed, jointly and severally by APX Group Holdings, Inc. (“Parent Guarantor”) and each of APX’s existing and future material wholly-owned U.S. restricted subsidiaries. APX’s existing and future foreign subsidiaries are not expected to guarantee the Notes.

Presented below is the condensed consolidating financial information of APX, subsidiaries of APX that are guarantors (the “Guarantor Subsidiaries”), and APX’s subsidiaries that are not guarantors (the “Non-Guarantor Subsidiaries”) as of and for the year ended December 31, 2013 and the Successor Period ended December 31, 2012, the Predecessor Period ended November 16, 2012 and the year ended December 31, 2011. The condensed consolidating financial information reflects the investments of Holdings in the Guarantor Subsidiaries and the Non-Guarantor Subsidiaries using the equity method of accounting.

Condensed Consolidating Balance Sheet

December 31, 2013 (Successor)

(In thousands)

	Parent	APX Group, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets	$—	$249,209	$89,768	$7,163	$(24,137)	$322,003
Property and equipment, net	—	—	35,218	600	—	35,818
Subscriber acquisition costs, net	—	—	262,064	26,252	—	288,316
Deferred financing costs, net	—	59,375	—	—	—	59,375
Investment in subsidiaries	490,243	1,953,465	—	—	(2,443,708)	—
Intercompany receivable	—	—	44,658	—	(44,658)	—
Intangible assets, net	—	—	764,296	76,418	—	840,714
Goodwill	—	—	804,041	32,277	—	836,318
Restricted cash	—	—	14,214	—	—	14,214
Long-term investments and other assets	—	(302)	27,954	24	—	27,676

Total Assets	$490,243	$2,261,747	$2,042,213	$142,734	$(2,512,503)	$2,424,434

Liabilities and Stockholders’ Equity
Current liabilities	$—	$9,561	$117,544	$31,254	$(24,137)	$134,222
Intercompany payable	—	—	—	44,658	(44,658)	—
Notes payable and revolving line of credit, net of current portion	—	1,762,049	—	—	—	1,762,049
Capital lease obligations, net of current portion	—	—	6,268	—	—	6,268
Deferred revenue, net of current portion	—	—	16,676	1,857	—	18,533
Other long-term obligations	—	—	3,559	346	—	3,905
Deferred income tax liability	—	(106)	289	9,031	—	9,214
Total equity	490,243	490,243	1,897,877	55,588	(2,443,708)	490,243

Total liabilities and stockholders’ equity	$490,243	$2,261,747	$2,042,213	$142,734	$(2,512,503)	$2,424,434

Condensed Consolidating Balance Sheet

December 31, 2012 (Successor)

(In thousands)

	Parent	APX Group, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets	$—	$220	$79,469	$6,511	$(10,927)	$75,273
Property and equipment, net	—	—	29,415	791	—	30,206
Subscriber acquisition costs, net	—	—	11,518	1,235	—	12,753
Deferred financing costs, net	—	57,322	—	—	—	57,322
Investment in subsidiaries	679,279	1,966,582	—	—	(2,645,861)	—
Intercompany receivable	—	—	51,754	—	(51,754)	—
Intangible assets, net	—	—	955,291	97,728	—	1,053,019
Goodwill	—	—	842,136	34,506	—	876,642
Restricted cash	—	—	28,428	—	—	28,428
Long-term investments and other assets	—	—	21,676	29	—	21,705

Total Assets	$679,279	$2,024,124	$2,019,687	$140,800	$(2,708,542)	$2,155,348

Liabilities and Stockholders’ Equity
Current liabilities	$—	$11,845	$91,311	$15,878	$(10,927)	$108,107
Intercompany payable	—	—	—	51,754	(51,754)	—
Notes payable and revolving line of credit, net of current portion	—	1,333,000	—	—	—	1,333,000
Capital lease obligations, net of current portion	—	—	4,768	—	—	4,768
Deferred revenue, net of current portion	—	—	659	49	—	708
Other long-term obligations	—	—	2,096	161	—	2,257
Deferred income tax liability	—	—	16,519	10,710	—	27,229
Total equity	679,279	679,279	1,904,334	62,248	(2,645,861)	679,279

Total liabilities and stockholders’ equity	$679,279	$2,024,124	$2,019,687	$140,800	$(2,708,542)	$2,155,348

Condensed Consolidating Statements of Operations and Comprehensive Loss

For the Year Ended December 31, 2013 (Successor)

(In thousands)

	Parent	APX Group, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenues	$—	$—	$476,168	$27,790	$(3,050)	$500,908
Costs and expenses	—	—	527,403	31,435	(3,050)	555,788

Loss from operations	—	—	(51,235)	(3,645)	—	(54,880)
Loss from subsidiaries	(124,513)	(57,752)	—	—	182,265	—
Other income (expense), net	60,000	(66,867)	906	(80)	(60,000)	(66,041)

Loss before income tax expenses	(64,513)	(124,619)	(50,329)	(3,725)	122,265	(120,921)
Income tax expense (benefit)	—	(106)	4,853	(1,155)	—	3,592

Net loss	$(64,513)	$(124,513)	$(55,182)	$(2,570)	$122,265	$(124,513)

Other comprehensive loss, net of tax effects:
Net loss	$(64,513)	$(124,513)	$(55,182)	$(2,570)	$122,265	$(124,513)
Foreign currency translation adjustment	—	(8,558)	(4,641)	(3,917)	8,558	(8,558)

Total other comprehensive loss	—	(8,558)	(4,641)	(3,917)	8,558	(8,558)

Comprehensive loss	$(64,513)	$(133,071)	$(59,823)	$(6,487)	$130,823	$(133,071)

Condensed Consolidating Statements of Operations and Comprehensive Loss

For the Period From November 17, 2012 to December 31, 2012 (Successor)

(In thousands)

	Parent	APX Group, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenues	$—	$—	$54,251	$3,412	$(57)	$57,606
Costs and expenses	—	—	83,477	2,379	(57)	85,799

(Loss) income from operations	—	—	(29,226)	1,033	—	(28,193)
(Loss) income from subsidiaries	(30,102)	(17,549)	—	—	47,651	—
Other income (expense)	—	(12,553)	(256)	(3)	—	(12,812)

(Loss) income from continuing operations before income tax expenses	(30,102)	(30,102)	(29,482)	1,030	47,651	(41,005)
Income tax (benefit) expense	—	—	(11,193)	290	—	(10,903)

Net (loss) income	$(30,102)	$(30,102)	$(18,289)	$740	$47,651	$(30,102)

Other comprehensive (loss) income net of tax effects:
Net (loss) income before non-controlling interests	$(30,102)	$(30,102)	$(18,289)	$740	$47,651	$(30,102)
Foreign currency translation adjustment	—	928	444	484	(928)	928

Comprehensive (loss) income	$(30,102)	$(29,174)	$(17,845)	$1,224	$46,723	$(29,174)

Condensed Consolidating Statements of Operations and Comprehensive Loss

For the Period From January 1, 2012 to November 16, 2012 (Predecessor)

(In thousands)

	Parent	APX Group, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Revenues	$—	$—	$375,502	$23,431	$(1,363)	$397,570
Costs and expenses	—	—	413,378	28,548	(1,363)	440,563

Loss from operations	—	—	(37,876)	(5,117)	—	(42,993)
Loss from subsidiaries	—	(153,517)	—	—	153,517	—
Other expense	—	—	(103,830)	(2,851)	—	(106,681)

Loss from continuing operations before income tax expenses	—	(153,517)	(141,706)	(7,968)	153,517	(149,674)
Income tax expense	—	—	3,500	1,423	—	4,923

Loss from continuing operations	—	(153,517)	(145,206)	(9,391)	153,517	(154,597)
Loss from discontinued operations	—	—	(239)	—	—	(239)

Net loss before non-controlling interests	—	(153,517)	(145,445)	(9,391)	153,517	(154,836)
Net income (loss) attributable to non-controlling interests	—	—	6,781	(8,100)	—	(1,319)

Net loss	$—	$(153,517)	$(152,226)	$(1,291)	$153,517	$(153,517)

Other comprehensive income (loss), net of tax effects:
Net income before non-controlling interests	$—	$(153,517)	$(145,445)	$(9,391)	$153,517	$(154,836)
Change in fair value of interest rate swap agreement	—	318	318	—	(318)	318
Foreign currency translation adjustment	—	708	708	—	(708)	708

Total other comprehensive income	—	1,026	1,026	—	(1,026)	1,026
Comprehensive loss before non-controlling interests	—	(152,491)	(144,419)	(9,391)	152,491	(153,810)
Comprehensive income (loss) attributable to non-controlling interests	—	—	6,781	(8,100)	—	(1,319)

Comprehensive loss	$—	$(152,491)	$(151,200)	$(1,291)	$152,491	$(152,491)

Condensed Consolidating Statements of Operations and Comprehensive Loss

For the Year Ended December 31, 2011 (Predecessor)

(In thousands)

	Parent	APX Group, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenues	$—	$—	$350,572	$(956)	$(9,668)	$339,948
Costs and expenses	—	—	295,854	14,748	(9,668)	300,934

Income (loss) from operations	—	—	54,718	(15,704)	—	39,014
Loss from subsidiaries	—	(68,546)	—	—	68,546	—
Other expense	—	—	(97,993)	(4,248)	—	(102,241)

Loss from continuing operations before income tax expenses	—	(68,546)	(43,275)	(19,952)	68,546	(63,227)
Income tax expense (benefit)	—	—	719	(4,458)	—	(3,739)

Loss from continuing operations	—	(68,546)	(43,994)	(15,494)	68,546	(59,488)
Loss from discontinued operations	—	—	(2,917)	—	—	(2,917)

Net loss before non-controlling interests	—	(68,546)	(46,911)	(15,494)	68,546	(62,405)
Net income attributable to non-controlling interests	—	—	6,769	345	(973)	6,141

Net loss	$—	$(68,546)	$(53,680)	$(15,839)	$69,519	$(68,546)

Other comprehensive (loss) income, net of tax effects:
Net loss before non-controlling interests	$—	$(68,546)	$(46,911)	$(15,494)	$68,546	$(62,405)
Change in fair value of interest rate swap agreement	—	563	563	—	(563)	563
Foreign currency translation adjustment	—	(1,734)	(2,104)	370	1,734	(1,734)

Total other comprehensive (loss) income	—	(1,171)	(1,541)	370	1,171	(1,171)
Comprehensive loss before non-controlling interests	—	(69,717)	(48,452)	(15,124)	69,717	(63,576)
Comprehensive income attributable to non-controlling interests	—	—	6,769	345	(973)	6,141

Comprehensive loss	$—	$(69,717)	$(55,221)	$(15,469)	$70,690	$(69,717)

Condensed Consolidating Statements of Cash Flows

For the Year ended December 31, 2013 (Successor)

(In thousands)

	Parent	APX Group, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net cash provided by (used in) operating activities	$60,000	$(201)	$43,219	$36,407	$(60,000)	$79,425
Cash flows from investing activities:
Subscriber contract costs	—	—	(270,707)	(27,936)	—	(298,643)
Capital expenditures	—	—	(8,620)	(56)	—	(8,676)
Proceeds from the sale of subsidiary	—	144,750	—	—	—	144,750
Investment in subsidiary	—	(254,394)	—	—	254,394	—
Proceeds from the sale of capital assets	—	—	9	—	—	9
Net cash used in acquisition	—	—	(4,272)	—	—	(4,272)
Other assets	—	—	(9,648)	3	—	(9,645)

Net cash used in investing activities	—	(109,644)	(293,238)	(27,989)	254,394	(176,477)
Cash flows from financing activities:
Proceeds from notes payable	—	457,250	—	—	—	457,250
Intercompany receivable	—	—	7,096	—	(7,096)	—
Intercompany payable	—	—	254,394	(7,096)	(247,298)	—
Borrowings from revolving line of credit	—	22,500	—	—	—	22,500
Repayments on revolving line of credit	—	(50,500)	—	—	—	(50,500)
Change in restricted cash	—	—	(161)	—	—	(161)
Repayments of capital lease obligations	—	—	(7,207)	—	—	(7,207)
Deferred financing costs	—	(10,896)	—	—	—	(10,896)
Payment of dividends	(60,000)	(60,000)	—	—	60,000	(60,000)

Net cash (used in) provided by financing activities	(60,000)	358,354	254,122	(7,096)	(194,394)	350,986

Effect of exchange rate changes on cash	—	—	—	(119)	—	(119)

Net increase in cash	—	248,509	4,103	1,203	—	253,815
Cash:
Beginning of period	—	399	4,188	3,503	—	8,090

End of period	$—	$248,908	$8,291	$4,706	$—	$261,905

Condensed Consolidating Statements of Cash Flows

For the Period From November 17, 2012 to December 31, 2012 (Successor)

(In thousands)

	Parent	APX Group, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net cash provided by (used in) operating activities	$—	$399	$(22,272)	$326	$(3,696)	$(25,243)
Cash flows from investing activities:
Subscriber contract costs	—	—	(11,683)	(1,255)	—	(12,938)
Capital expenditures	—	—	(1,333)	(123)	—	(1,456)
Net cash used in acquisition of the predecessor including transaction costs, net of cash acquired	—	(1,915,473)	—	—	—	(1,915,473)
Investment in subsidiary	(708,453)	(67,626)	(3,696)	—	779,775	—
Other assets	—	—	(19,587)	—	—	(19,587)

Net cash used in investing activities	(708,453)	(1,983,099)	(36,299)	(1,378)	779,775	(1,949,454)
Cash flows from financing activities:
Proceeds from notes payable	—	1,333,000	—	—	—	1,333,000
Proceeds from the issuance of common stock in connection with acquisition of the predecessor	708,453	708,453	—	—	(708,453)	708,453
Intercompany payable	—	—	63,112	4,514	(67,626)	—
Repayments of capital lease obligations	—	—	(353)	—	—	(353)
Deferred financing costs	—	(58,354)	—	—	—	(58,354)

Net cash provided by financing activities	708,453	1,983,099	62,759	4,514	(776,079)	1,982,746
Effect of exchange rate changes on cash	—	—	—	41	—	41

Net increase in cash	—	399	4,188	3,503	—	8,090
Cash:
Beginning of period	—	—	—	—	—	—

End of period	$—	$399	$4,188	$3,503	$—	$8,090

Condensed Consolidating Statements of Cash Flows

For the Period From January 1, 2012 to November 16, 2012 (Predecessor)

(In thousands)

	Parent	APX Group, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net cash provided by operating activities	$—	$—	$100,385	$43,330	$(48,344)	$95,371
Cash flows from investing activities:
Subscriber contract costs	—	—	(205,705)	(58,026)	—	(263,731)
Capital expenditures	—	—	(5,231)	(663)	—	(5,894)
Proceeds from the sale of capital assets	—	—	274	—	—	274
Investment in subsidiary	—	(4,562)	—	—	4,562	—
Other assets	—	—	(725)	(18)	—	(743)

Net cash used in investing activities	—	(4,562)	(211,387)	(58,707)	4,562	(270,094)
Cash flows from financing activities:
Proceeds from notes payable	—	—	116,163	—	—	116,163
Proceeds from issuance of preferred stock and warrants	—	4,562	—	—	—	4,562
Proceeds from issuance of preferred stock by Solar	—	—	—	5,000	—	5,000
Capital contributions-non-controlling interest	—	—	—	9,193	—	9,193
Borrowings from revolving line of credit	—	—	101,000	4,000	—	105,000
Intercompany receivable	—	—	(46,036)	—	46,036	—
Intercompany payable	—	—	—	2,254	(2,254)	—
Repayments on revolving line of credit	—	—	(42,241)	—	—	(42,241)
Change in restricted cash	—	—	—	(152)	—	(152)
Repayments of capital lease obligations	—	—	(4,060)	—	—	(4,060)
Excess tax benefit from share-based payment awards	—	—	2,651	—	—	2,651
Deferred financing costs	—	—	(5,720)	(964)	—	(6,684)
Payments of dividends	—	—	—	(80)	—	(80)

Net cash provided by financing activities	—	4,562	121,757	19,251	43,782	189,352
Effect of exchange rate changes on cash	—	—	—	(251)	—	(251)

Net increase in cash	—	—	10,755	3,623	—	14,378
Cash:
Beginning of period	—	—	2,817	863	—	3,680

End of period	$—	$—	$13,572	$4,486	$—	$18,058

Condensed Consolidating Statements of Cash Flows

For the Year Ended December 31, 2011 (Predecessor)

(In thousands)

	Parent	APX Group, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net cash (used in) provided by operating activities	$—	$—	$(47,002)	$13,962	$(3,802)	$(36,842)
Cash flows from investing activities:
Subscriber contract costs	—	—	(178,824)	(24,753)	—	(203,577)
Capital expenditures	—	—	(6,516)	(5)	—	(6,521)
Proceeds from the sale of capital assets	—	—	185	—	—	185
Investment in subsidiary	—	(45,068)		—	45,068	—
Other assets	—	—	2,315	(5)	—	2,310

Net cash used in investing activities	—	(45,068)	(182,840)	(24,763)	45,068	(207,603)
Cash flows from financing activities:
Proceeds from notes payable	—	—	187,500	5,000	(5,000)	187,500
Proceeds from issuance of preferred stock and warrants	—	45,068	—	—	—	45,068
Proceeds from issuance of preferred stock by Solar	—	—	—	5,000	—	5,000
Capital contributions- non- controlling interest	—	—	—	224	—	224
Intercompany payable	—	—	36,266	—	(36,266)	—
Borrowings from revolving line of credit	—	—	87,300	—	—	87,300
Repayments on revolving line of credit	—	—	(75,209)	—	—	(75,209)
Change in restricted cash	—	—	—	(1,348)	—	(1,348)
Repayments of capital lease obligations	—	—	(2,357)	—	—	(2,357)
Deferred financing costs	—	—	(2,000)	—	—	(2,000)

Net cash provided by financing activities	—	45,068	231,500	8,876	(41,266)	244,178
Effect of exchange rate changes on cash	—	—	—	247	—	247

Net increase (decrease) in cash	—	—	1,658	(1,678)	—	(20)
Cash:
Beginning of period	—	—	3,700	—	—	3,700

End of period	$—	$—	$5,358	$(1,678)	$—	$3,680

APX Group Holdings, Inc. and Subsidiaries

Condensed Consolidated Balance Sheets (unaudited)

(In thousands)

	September 30, 2014	December 31, 2013
ASSETS
Current Assets:
Cash and cash equivalents	$67,186	$261,905
Restricted cash and cash equivalents	14,214	14,375
Accounts receivable, net	9,843	2,593
Inventories, net	61,273	29,260
Prepaid expenses and other current assets	40,808	13,870

Total current assets	193,324	322,003
Property and equipment, net	51,877	35,818
Subscriber contract costs, net	530,980	288,316
Deferred financing costs, net	54,602	59,375
Intangible assets, net	740,246	840,714
Goodwill	842,665	836,318
Restricted cash and cash equivalents, net of current portion	14,214	14,214
Long-term investments and other assets, net	9,874	27,676

Total assets	$2,437,782	$2,424,434

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current Liabilities:
Accounts payable	$40,994	$24,004
Accrued payroll and commissions	103,535	46,007
Accrued expenses and other current liabilities	67,318	33,118
Deferred revenue	36,356	26,894
Current portion of capital lease obligations	4,309	4,199

Total current liabilities	252,512	134,222
Notes payable, net	1,863,413	1,762,049
Capital lease obligations, net of current portion	8,961	6,268
Deferred revenue, net of current portion	32,294	18,533
Other long-term obligations	9,121	3,905
Deferred income tax liabilities	9,884	9,214

Total liabilities	2,176,185	1,934,191
Commitments and contingencies (See Note 13)
Stockholders’ equity:
Common stock	—	—
Additional paid-in capital	603,851	652,488
Accumulated deficit	(327,630)	(154,615)
Accumulated other comprehensive loss	(14,624)	(7,630)

Total stockholders’ equity	261,597	490,243

Total liabilities and stockholders’ equity	$2,437,782	$2,424,434

See accompanying notes to unaudited condensed consolidated financial statements

APX Group Holdings, Inc. and Subsidiaries

Condensed Consolidated Statements of Operations (unaudited)

(In thousands)

	Nine Months Ended September 30,
	2014	2013
Revenues:
Monitoring revenue	$393,383	$334,344
Service and other sales revenue	15,070	32,902
Activation fees	2,795	951

Total revenues	411,248	368,197

Costs and expenses:
Operating expenses (exclusive of depreciation and amortization shown separately below)	141,303	124,336
Selling expenses	81,202	75,394
General and administrative expenses	92,253	65,910
Depreciation and amortization	161,563	142,967

Total costs and expenses	476,321	408,607

Loss from operations	(65,073)	(40,410)

Other expenses (income):
Interest expense	109,487	83,309
Interest income	(1,464)	(1,087)
Other expense, net	238	233
Gain on 2GIG Sale	—	(47,122)

Loss before income taxes	(173,334)	(75,743)
Income tax (benefit) expense	(319)	11,598

Net loss	$(173,015)	$(87,341)

See accompanying notes to unaudited condensed consolidated financial statements

APX Group Holdings, Inc. and Subsidiaries

Condensed Consolidated Statements of Comprehensive Loss (unaudited)

(In thousands)

	Nine Months Ended September 30,
	2014	2013
Net loss	$(173,015)	$(87,341)
Other comprehensive loss, net of tax effects:
Foreign currency translation adjustment	(6,994)	(3,981)

Total other comprehensive loss	(6,994)	(3,981)

Comprehensive loss	$(180,009)	$(91,322)

See accompanying notes to unaudited condensed consolidated financial statements

APX Group Holdings, Inc. and Subsidiaries

Condensed Consolidated Statements of Cash Flows (unaudited)

(In thousands)

	Nine Months Ended September 30,
	2014	2013
Cash flows from operating activities:
Net loss	$(173,015)	$(87,341)
Adjustments to reconcile net loss to net cash provided by operating activities:
Amortization of subscriber contract costs	40,320	12,815
Amortization of customer relationships	107,761	120,391
Depreciation and amortization of other intangible assets	13,482	9,760
Amortization of deferred financing costs	6,919	6,430
Fire related asset losses	3,039	—
Loss on asset impairment	1,351	—
Gain on sale of 2GIG	—	(47,122)
Loss on sale or disposal of assets	580	400
Stock-based compensation	1,363	1,317
Provision for doubtful accounts	11,237	8,299
Paid-in-kind interest income	(910)	(1,050)
Non-cash adjustments to deferred revenue	155	1,075
Deferred income taxes	(540)	8,592
Changes in operating assets and liabilities, net of acquisitions and divestiture:
Accounts receivable	(18,518)	(9,741)
Inventories	(31,997)	(15,782)
Prepaid expenses and other current assets	(4,077)	6,085
Accounts payable	16,918	1,085
Accrued expenses and other liabilities	94,252	100,028
Deferred revenue	23,336	24,430

Net cash provided by operating activities	91,656	139,671
Cash flows from investing activities:
Subscriber acquisition costs	(284,912)	(267,232)
Capital expenditures	(19,856)	(5,788)
Proceeds from the sale of 2GIG, net of cash sold	—	144,750
Acquisition of intangible assets	(6,421)	—
Net cash used in acquisitions	(18,500)	(4,272)
Investment in short-term investments—other	(60,000)	—
Proceeds from short-term investments—other	60,069	—
Investment in preferred stock	(3,000)	—
Other assets	(92)	(8,180)

Net cash used in investing activities	(332,712)	(140,722)
Cash flows from financing activities:
Proceeds from notes payable	102,000	203,500
Repayments of revolving line of credit	—	(50,500)
Borrowings from revolving line of credit	—	22,500
Proceeds from contract sales	2,261	—
Change in restricted cash	161	—
Repayments of capital lease obligations	(4,528)	(5,208)
Deferred financing costs	(2,782)	(5,429)
Payments of dividends	(50,000)	(60,000)

Net cash provided by financing activities	47,112	104,863
Effect of exchange rate changes on cash	(775)	(169)

Net (decrease) increase in cash	(194,719)	103,643
Cash:
Beginning of period	261,905	8,090

End of period	$67,186	$111,733

Supplemental non-cash flow disclosure:
Capital lease additions	$7,315	$2,988